UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	4545 Post Oak Place
		Suite 310
		Houston, Texas  77027

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   May 27, 2004

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total: $121,049

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2426     2600 SH       SOLE                     2600
Abbott Labs                    COM              002824100     1199    29184 SH       SOLE                    29184
Alliance Cap Mgmt              COM              01855A101     3056    83050 SH       SOLE                    83050
Altria Group Inc               COM              718154107      670    12305 SH       SOLE                    12305
American Express               COM              025816109     3426    66073 SH       SOLE                    66073
American Intl Group            COM              026874107     3512    49229 SH       SOLE                    49229
Amsouth Bancorp                COM              032165102      388    16490 SH       SOLE                    16490
Anheuser Busch                 COM              035229103     2082    40815 SH       SOLE                    40815
Applied Materials              COM              038222105     2333   109396 SH       SOLE                   109396
Auto Data Processing           COM              053015103     2313    55060 SH       SOLE                    55060
Bank of America                COM              060505104     3335    41177 SH       SOLE                    41177
Berkshire Hathaway             COM              084670207     3939     1266 SH       SOLE                     1266
Bristol Myers Squibb           COM              110122108      614    25350 SH       SOLE                    25350
Buckeye Ptnrs LP               COM              118230101     1346    31150 SH       SOLE                    31150
Cardinal Health Inc            COM              14149Y108     2743    39805 SH       SOLE                    39805
ChevronTexaco                  COM              166764100      519     5913 SH       SOLE                     5913
Cisco Systems Inc              COM              17275R102     1940    82296 SH       SOLE                    82296
Citigroup                      COM              172967101     3083    59638 SH       SOLE                    59638
Coca Cola                      COM              191216100     2606    51816 SH       SOLE                    51816
Colgate-Palmolive              COM              194162103     1132    20550 SH       SOLE                    20550
Crescent Real Est              COM              225756105      189    10500 SH       SOLE                    10500
Dell Inc                       COM              247025109     2060    61284 SH       SOLE                    61284
EMC Corp                       COM              268648102      195    14325 SH       SOLE                    14325
Exxon Mobil Corp               COM              30231G102     4104    98666 SH       SOLE                    98666
First Data Corp                COM              319963104     3266    77462 SH       SOLE                    77462
GATX Corporation               COM              361448103     1644    74175 SH       SOLE                    74175
General Electric               COM              369604103     3088   101174 SH       SOLE                   101174
Gillette                       COM              375766102     1838    47000 SH       SOLE                    47000
Harley Davidson Inc            COM              412822108     1665    31212 SH       SOLE                    31212
Home Depot Inc                 COM              437076102     3870   103577 SH       SOLE                   103577
Intel                          COM              458140100     3227   118642 SH       SOLE                   118642
Intl Business Mach             COM              459200101     2262    24634 SH       SOLE                    24634
JP Morgan Chase                COM              616880100      317     7560 SH       SOLE                     7560
Johnson & Johnson              COM              478160104     3678    72506 SH       SOLE                    72506
Kinder Morgan Mgmt             COM              49455U100     1864    44064 SH       SOLE                    44064
Kraft Foods Inc                COM              50075N104     1333    41650 SH       SOLE                    41650
Legg Mason Inc                 COM              524901105      288     3100 SH       SOLE                     3100
Liberty Media                  COM              530718105     1443   131753 SH       SOLE                   131753
Marsh & McLennan               COM              571748102      572    12361 SH       SOLE                    12361
Merck                          COM              589331107     1816    41101 SH       SOLE                    41101
Microsoft Corp                 COM              594918104     1566    62830 SH       SOLE                    62830
Moodys Corp                    COM              615369105     3487    49250 SH       SOLE                    49250
Pepsico                        COM              713448108     4399    81683 SH       SOLE                    81683
Pfizer                         COM              717081103     4534   129360 SH       SOLE                   129360
Procter & Gamble Co            COM              742718109     2509    23923 SH       SOLE                    23923
Qualcomm Inc                   COM              747525103     1164    17560 SH       SOLE                    17560
Southwest Bancorp              COM              84476R109      588    15574 SH       SOLE                    15574
Sysco Corp                     COM              871829107     3042    77910 SH       SOLE                    77910
T Rowe Price Grp               COM              74144T108      258     4800 SH       SOLE                     4800
Texas Instruments              COM              882508104      347    11885 SH       SOLE                    11885
Time Warner Inc                COM              887317105      462    27401 SH       SOLE                    27401
Tyco Intl Ltd New              COM              902124106      723    25235 SH       SOLE                    25235
VISX Inc                       COM              92844S105     1169    59900 SH       SOLE                    59900
Walmart                        COM              931142103     4479    75035 SH       SOLE                    75035
Washington Mutual              COM              939322103     3872    90655 SH       SOLE                    90655
Weingarten Realty              COM              948741103      792    22881 SH       SOLE                    22881
BP PLC ADR                     SPONS.ADR        055622104     2516    49133 SH       SOLE                    49133
Nokia Corp ADR                 SPONS.ADR        654902204      744    36665 SH       SOLE                    36665
Royal Dutch Pet ADR            SPONS.ADR        780257804     2747    57736 SH       SOLE                    57736
Equity Inc Fd                                   294700422      272   134064 SH       SOLE                   134064